FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Financial instruments financial risks and capital management [Abstract]
Disclosure of detailed information about financial instruments [text block]

	2021	2020
	US$’000	US$’000
Financial assets
Financial assets at amortised cost	143,058	74,598
Less: Transferred to asset of disposal group classified as held for sale (Note 38)	-	(76)
	143,058	74,522

Derivative instruments designated in hedge accounting relationships	5,981	458
	149,039	74,980

Financial liabilities
Financial liabilities at amortised cost	312,696	356,736
Less: Transferred to asset of disposal group classified as held for sale (Note 38)	-	(360)
	312,696	356,376

Derivative instruments designated in hedge accounting relationships	704	-
	313,400	356,376

Credit Quality Of Financial assets And Exposure To Credit Risk [Text Block]

The tables below detail the credit quality of the Group’s financial assets and other items, as well as maximum exposure to credit risk by credit risk rating grades:

	Note	Internal credit rating	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount
				US$’000	US$’000	US$’000
31 December 2021

Trade receivables	7	(i)	Lifetime ECL (Simplified approach)	9,657	(684)	8,973
Contract assets	8	(i)	Lifetime ECL (Simplified approach)	3,686	-	3,686
Other receivables	9	Performing	12-month ECL	20,308	-	20,308
Loans to joint ventures	10	Doubtful	Lifetime ECL	10	-	10
				33,661	(684)	32,977

	Note	Internal credit rating	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount
				US$’000	US$’000	US$’000
31 December 2020

Trade receivables	7	(i)	Lifetime ECL (Simplified approach)	7,928	-	7,928
Contract assets	8	(i)	Lifetime ECL (Simplified approach)	900	-	900
Other receivables	9	Performing	12-month ECL	15,270	-	15,270
Loans to joint ventures	10	Doubtful	Lifetime ECL	798	-	798
				24,896	-	24,896

Disclosure of detailed information about Assets and liabilities in functional currency [Text Block]
At the end of the reporting period, the significant carrying amounts of monetary liabilities and monetary assets denominated in currencies other than the respective Group entities’ functional currencies are as follows:

	Liabilities		Assets
	2021	2020	2021	2020
	US$’000	US$’000	US$’000	US$’000

United States dollars	(564)	(576)	1,099	2,176
South African rands	(4,877)	(6,171)	-	5,767

Disclosure of detailed information about foreign currency basis spreads strengthens by 10 % in profit or loss [Text block]
	Impact on profit or loss
	2021	2020
	US$’000	US$’000

United States dollars	54	160
South African rands	(488)	(40)

Disclosure of detailed information maturity analysis for non-derivative financial liabilities [Text block]

	Weighted average effective interest rate	On demand or within 1 year	Within 2 to 5 years	After 5 years	Adjustment	Total
Group	% p.a.	US$’000	US$’000	US$’000	US$’000	US$’000
2021
Non-interest bearing	-	33,759	-	-	-	33,759
Lease liabilities	4.17	28,156	5,992	-	(877)	33,271
Variable interest rate instruments	3.82	35,040	188,521	54,565	(32,460)	245,666
		96,954	194,513	54,565	(33,337)	312,696
2020
Non-interest bearing	-	26,714	-	-	-	26,714
Fixed interest rate instruments	7.50	27,411	-	-	(1,879)	25,532
Lease liabilities	4.63	29,862	24,146	-	(2,418)	51,590
Variable interest rate instruments	3.71	35,002	192,229	58,435	(32,766)	252,900
		118,989	216,375	58,435	(37,063)	356,736
Included in assets of a disposal group held for sale (Note 38)		(83)	(277)	-	-	(360)
		118,906	216,098	58,435	(37,063)	356,376

Disclosure of detailed information maturity analysis for derivative financial liabilities [Text Block]

	On demand or within 1 year	Within 2 to 5 years	Adjustment	Total
	US$’000	US$’000	US$’000	US$’000
Group

2021
Gross settled:
Forward freight agreements
Gross inflow	5,109	611	-	5,720
Gross outflow	(611)	-	-	(611)
	4,498	611	-	5,109
Bunker swaps
Gross inflow	261	-	-	261
Gross outflow	(93)	-	-	(93)
	168	-	-	168

	4,666	611	-	5,277

2020
Gross settled:
Bunker swaps
Gross inflow	458	-	-	458

Disclosure of detailed information about financial instruments measured at fair value on recuring basis [Text block]
	2021	2020
	US$’000	US$’000
Financial Assets
Forward freight agreements	5,720	-
Bunker swaps	261	458

Financial Liabilities
Forward freight agreements	(611)	-
Bunker swaps	(93)	-

Disclosure of detailed information significant unobservable inputs used in fair value measurement of assets [Text Block]

	Level 1	Level 2	Level 3	Total
	US$’000	US$’000	US$’000	US$’000
2021
Financial Assets
Derivative financial instruments	-	5,981	-	5,981

Financial Liabilities
Derivative financial instruments	-	(704)	-	(704)

2020
Financial Assets
Derivative financial instruments	-	458	-	458